COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 15-COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leases office and fulfillment centers under non-cancelable operating leases. Some of these lease agreements provide for periodic rental increases based on contractually agreed rates. Rental expenses under the operating leases were RMB34,879, RMB57,689 and RMB92,493 (US$14,846) for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended December 31,	RMB	US$
2013	121,161	19,448
2014	95,136	15,270
2015	50,917	8,173
2016	33,707	5,410
2017	30,120	4,835
Thereafter	139,549	22,399

	470,590	75,535

Litigation, claims and assessments

The Company is subject to periodic legal or administrative proceedings in the ordinary course of business. Management does not expect the results of any of these actions to have a material adverse effect on the Company's business, results of operations or financial condition. As of December 31, 2012, the Company has not accrued any contingent losses regarding such claims as the estimated costs are insignificant.

Capital commitments

The Company entered into construction agreements in connection with the construction of the proposed warehouse and office building in Tianjin, PRC. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB91.8 million (US$14.7 million) as of December 31, 2012. All of these capital commitments are to be fulfilled before the year ending December 31, 2016.

As of December 31, 2012, future minimum capital commitments under non-cancelable construction contracts were as follows:

Year ended December 31,	RMB	US$
2013	85,556	13,733
2014	91	15
2015	5,856	940
2016	284	46
2017 and thereafter	-	-

	91,787	14,734